Schedule of Investments

January 31, 2022 (Unaudited)

Schedule of Investments
LSV Global Value Fund

	Shares	Value (000)
U.S. Common Stock (57.8%)
Aerospace & Defense (0.3%)
Huntington Ingalls Industries	800	$150

Agricultural Operations (0.7%)
Archer-Daniels-Midland	4,600	345

Agricultural Products (0.3%)
Ingredion	1,700	161

Air Freight & Logistics (0.4%)
FedEx	800	197

Aircraft (0.9%)
Delta Air Lines*	3,600	143
Lockheed Martin	400	155
United Airlines Holdings*	2,700	116

		414

Apparel Retail (0.4%)
Foot Locker	4,800	214

Apparel/Textiles (0.3%)
Carter’s	1,350	126

Asset Management & Custody Banks (1.4%)
Ameriprise Financial	800	243
Bank of New York Mellon	4,000	237
State Street	2,200	208

		688

Automotive (2.1%)
Ford Motor	19,700	401
General Motors*	6,400	337
Goodyear Tire & Rubber*	5,800	120
Lear	1,000	167

		1,025

Automotive Retail (0.6%)
Group 1 Automotive	800	136
Murphy USA	900	177

		313

Banks (1.7%)
Citizens Financial Group	5,400	277
Regions Financial	8,100	186
Wells Fargo	3,300	178
Zions Bancorp	2,500	170

		811

Biotechnology (2.2%)
Amgen	1,400	318
Biogen*	600	136

LSV Global Value Fund

	Shares	Value (000)
Biotechnology (continued)
Gilead Sciences	4,800	$329
Ironwood Pharmaceuticals, Cl A*	14,500	162
Regeneron Pharmaceuticals*	200	122

		1,067

Broadcasting (1.3%)
Fox	5,000	203
Gray Television	4,500	94
Nexstar Media Group, Cl A	1,000	165
ViacomCBS, Cl B	4,500	151

		613

Building & Construction (1.1%)
Owens Corning	3,600	320
TRI Pointe Homes*	8,500	202

		522

Chemicals (1.6%)
Celanese, Cl A	2,000	311
Eastman Chemical	800	95
Huntsman	5,300	190
LyondellBasell Industries, Cl A	1,600	155

		751

Computer & Electronics Retail (0.3%)
Best Buy	1,400	139

Computers & Services (3.9%)
DXC Technology*	5,300	159
eBay	3,300	198
Hewlett Packard Enterprise	22,200	363
HP	12,400	454
NetApp	1,700	147
Oracle	4,800	390
Xerox Holdings	7,700	163

		1,874

Consumer Products (0.7%)
Brunswick	1,600	145
Polaris Industries	1,700	192

		337

Data Processing & Outsourced Services (0.3%)
CSG Systems International	2,900	165

Drug Retail (0.4%)
Walgreens Boots Alliance	3,900	194

Electric Utilities (0.6%)
NRG Energy	6,900	276

Schedule of Investments

January 31, 2022 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Electrical Services (0.3%)
Vistra	7,000	$153

Fertilizers & Agricultural Chemicals (0.7%)
Mosaic	8,600	344

Financial Services (2.2%)
Ally Financial	4,600	220
Capital One Financial	1,600	235
Citigroup	7,200	468
Discover Financial Services	1,200	139

		1,062

Food, Beverage & Tobacco (1.1%)
JM Smucker	1,700	239
Molson Coors Beverage, Cl B	6,600	315

		554

General Merchandise Stores (0.4%)
Target	900	198

Health Care Distributors (1.0%)
Cardinal Health	3,000	155
McKesson	1,300	333

		488

Health Care Services (1.2%)
CVS Health	2,800	298
DaVita*	1,300	141
Quest Diagnostics	1,100	149

		588

Homebuilding (0.3%)
DR Horton	1,800	161

Household Products, Furniture & Fixtures (0.8%)
Whirlpool	1,800	378

Insurance (3.0%)
Aflac	3,000	188
Allstate	1,400	169
American Financial Group	1,200	156
Hartford Financial Services Group	2,900	209
Lincoln National	2,200	154
MetLife	3,600	242
MGIC Investment	10,400	158
Prudential Financial	1,500	167

		1,443

Investment Banking & Brokerage (0.8%)
Jefferies Financial Group	5,700	208
Morgan Stanley	1,800	185

		393

LSV Global Value Fund

	Shares	Value (000)
IT Consulting & Other Services (1.6%)
Amdocs	4,100	$311
International Business Machines	3,200	428
Kyndryl Holdings*	780	13

		752

Machinery (2.2%)
AGCO	2,000	234
Allison Transmission Holdings	6,500	248
Crane	1,700	176
Cummins	500	110
Meritor*	7,200	166
Oshkosh	1,100	125

		1,059

Media & Entertainment (0.4%)
TEGNA	9,900	192

Metal & Glass Containers (1.0%)
Berry Global Group*	2,500	169
Crown Holdings	1,600	183
Silgan Holdings	3,200	143

		495

Mortgage REITs (0.5%)
New Residential Investment	21,300	227

Motorcycle Manufacturers (0.3%)
Harley-Davidson	4,200	145

Paper Packaging (0.4%)
Westrock	4,000	185

Petroleum & Fuel Products (0.3%)
Valero Energy	1,500	124

Pharmaceuticals (5.0%)
AbbVie	1,900	260
Bristol-Myers Squibb	5,200	337
Jazz Pharmaceuticals*	1,200	167
Johnson & Johnson	1,000	172
Merck	5,100	416
Organon	3,100	99
Pfizer	16,400	863
Viatris, Cl W*	7,500	112

		2,426

Property & Casualty Insurance (0.6%)
First American Financial	3,700	276

Reinsurance (0.4%)
Everest Re Group	600	170

Schedule of Investments

January 31, 2022 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Retail (1.5%)
Kohl’s	2,900	$173
Kroger	8,600	375
Macy’s	6,400	164

		712

Retail REIT’s (0.4%)
Simon Property Group	1,200	177

Semiconductors (0.5%)
Qorvo*	1,800	247

Semi-Conductors/Instruments (3.5%)
Amkor Technology	12,500	275
Applied Materials	1,400	193
Cirrus Logic*	1,900	170
Intel	13,000	634
Jabil	3,200	197
Micron Technology	2,600	214

		1,683

Specialized Consumer Services (0.3%)
H&R Block	6,200	142

Systems Software (0.8%)
Progress Software	3,200	146
VMware, Cl A	1,700	218

		364

Technology Distributors (1.0%)
Arrow Electronics*	2,700	334
Avnet	4,200	170

		504

Technology Hardware, Storage & Peripherals (1.4%)
Dell Technologies, Cl C*	6,600	375
Seagate Technology Holdings	2,700	289

		664

Telephones & Telecommunications (1.8%)
AT&T	7,800	199
Cisco Systems	2,800	156
Juniper Networks	4,300	150
NETGEAR*	4,800	133
Verizon Communications	4,600	244

		882

Thrifts & Mortgage Finance (0.3%)
Radian Group	6,800	152

LSV Global Value Fund

	Shares	Value (000)
Trucking (0.3%)
Ryder System	1,900	$139

TOTAL U.S. COMMON STOCK (Cost $26,337)		27,861

Foreign Common Stock (41.6%)
Australia (1.4%)
BlueScope Steel	10,900	143
Fortescue Metals Group	11,300	161
OMV	2,600	158
Rio Tinto	2,900	231

		693

Austria (0.4%)
BAWAG Group	3,200	192

Belgium (0.3%)
Solvay	1,300	157

Brazil (0.3%)
Vibra Energia	35,900	155

Canada (2.1%)
B2Gold	16,200	58
Canadian Imperial Bank of Commerce	1,900	239
iA Financial	2,800	182
Magna International	2,100	169
Suncor Energy	12,600	360

		1,008

China (1.3%)
China CITIC Bank, Cl H	292,000	139
Shanghai Pharmaceuticals Holding, Cl H	79,400	155
Shenzhen Expressway, Cl H	162,000	161
Sinotrans, Cl H	461,000	151

		606

Finland (0.5%)
TietoEVRY	7,700	228

France (3.5%)
AXA	5,700	180
BNP Paribas	3,000	215
Bouygues	5,600	198
Ipsen	1,700	166

Schedule of Investments

January 31, 2022 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
France (continued)
Metropole Television	7,600	$148
Orange	14,400	169
Rothschild	3,700	160
Rubis SCA	3,000	97
Sanofi	1,800	188
Total	3,300	187

		1,708

Germany (2.0%)
Allianz	700	181
Daimler	1,700	135
Daimler Truck Holding*	850	30
Deutsche Post	2,400	144
Muenchener Rueckversicherungs	400	126
Rheinmetall	1,600	167
Volkswagen	600	174

		957

Hong Kong (4.2%)
Asia Cement China Holdings	134,500	94
China Petroleum & Chemical, Cl H	526,000	277
China Water Affairs Group	140,000	164
Dali Foods Group	256,000	148
Dongfeng Motor Group, Cl H	178,000	157
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	62,000	159
Hengan International Group	29,000	142
NetDragon Websoft Holdings	103,000	260
Nine Dragons Paper Holdings	125,000	126
PAX Global Technology	129,000	94
PetroChina, Cl H	536,000	268
WH Group	219,181	147

		2,036

Hungary (0.3%)
MOL Hungarian Oil & Gas	19,200	167

Indonesia (0.5%)
Telekomunikasi Indonesia Persero	888,600	260

LSV Global Value Fund

	Shares	Value (000)
Israel (0.3%)
Teva Pharmaceutical Industries*	15,900	$135

Italy (0.6%)
A2A	76,300	145
Mediobanca Banca di Credito Finanziario	13,100	150

		295

Japan (6.9%)
DCM Holdings	15,900	151
DTS	7,100	152
Isuzu Motors	11,900	147
ITOCHU	5,300	170
Kaga Electronics	6,600	172
Kandenko	18,800	140
KDDI	5,600	179
Lintec	6,800	159
Nippon Telegraph & Telephone	6,000	171
Nisshin Oillio Group	3,800	99
Nitto Kogyo	10,000	135
Nomura Holdings	31,000	137
ORIX	6,100	126
Relia	9,800	83
Resona Holdings	38,600	166
Ricoh Leasing	4,700	153
SKY Perfect JSAT Holdings	40,800	154
Sumitomo	11,100	173
Teijin	10,900	138
Tokyo Seimitsu	5,600	239
Tsubakimoto Chain	5,000	140
Valor	4,800	93

		3,277

Mexico (0.3%)
Coca-Cola Femsa	24,100	127

Netherlands (1.1%)
Aegon	30,600	173
Koninklijke Ahold Delhaize	6,000	195
Signify	3,100	164

		532

Norway (0.3%)
DNB Bank	6,900	164

Schedule of Investments

January 31, 2022 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Poland (0.3%)
Asseco Poland	8,200	$165

Russia (0.6%)
Gazprom PJSC ADR	15,900	138
LUKOIL PJSC ADR	1,600	142

		280

South Africa (0.4%)
Absa Group	15,800	175

South Korea (1.9%)
Huons	1,870	68
Kginicis	5,400	79
LG Uplus	12,500	135
Samsung Electronics	8,300	517
SK Square*	1,177	55
SK Telecom	1,822	86

		940

Spain (0.6%)
Enagas	7,000	151
Mapfre	71,600	156

		307

Sweden (1.4%)
Bilia, Cl A	8,600	129
Inwido	5,600	98
Nordea Bank Abp	12,200	144
SKF, Cl B	6,200	136
Volvo, Cl B	7,100	160

		667

Switzerland (1.9%)
Adecco Group	4,600	219
Novartis	1,700	147
Roche Holding AG	400	155
Swiss Life Holding	300	193
UBS Group	11,900	221

		935

Taiwan (2.6%)
ASE Technology Holding	82,000	301
Chipbond Technology	65,000	161
Compeq Manufacturing	121,000	186
Novatek Microelectronics	11,000	191
Powertech Technology	42,000	149
Topco Scientific	26,000	156

LSV Global Value Fund

	Shares	Value (000)
Taiwan (continued)
Tripod Technology	26,000	$121

		1,265

Thailand (0.3%)
Krung Thai Bank	315,900	134

Turkey (0.7%)
Coca-Cola Icecek	17,000	146
Eregli Demir ve Celik Fabrikalari	84,700	174

		320

United Kingdom (4.6%)
3i Group	9,200	171
Anglo American	4,600	202
BAE Systems	20,500	160
Barclays	62,400	166
Bellway	2,400	92
British American Tobacco	4,300	184
GAIL India GDR	2,219	26
GlaxoSmithKline	8,600	190
J Sainsbury	40,300	158
Lloyds Banking Group	252,300	174
Micro Focus International	28,200	174
Shell	11,800	300
Tesco	45,700	183

		2,180

TOTAL FOREIGN COMMON STOCK (Cost $19,577)		20,065

Total Investments – 99.4% (Cost $45,914)		$47,926

Percentages are based on Net Assets of $48,228 (000).

*   Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

Schedule of Investments

January 31, 2022 (Unaudited)

The following is a list of the level of inputs used as of January 31, 2022, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock United States	$27,861	$–	$–	$27,861

Total Common Stock	27,861	–	–	27,861

Foreign Common Stock
Australia	–	693	–	693
Austria	–	192	–	192
Belgium	–	157	–	157
Brazil	155	–	–	155
Canada	1,008	–	–	1,008
China	–	606	–	606
Finland	–	228	–	228
France	–	1,708	–	1,708
Germany	–	957	–	957
Hong Kong	–	2,036	–	2,036
Hungary	–	167	–	167
Indonesia	–	260	–	260
Israel	–	135	–	135
Italy	–	295	–	295
Japan	–	3,277	–	3,277
Mexico	127	–	–	127
Netherlands	–	532	–	532
Norway	–	164	–	164
Poland	–	165	–	165
Russia	142	138	–	280
South Africa	–	175	–	175
South Korea	–	940	–	940
Spain	–	307	–	307
Sweden	–	667	–	667
Switzerland	–	935	–	935
Taiwan	–	1,265	–	1,265
Thailand	–	134	–	134
Turkey	–	320	–	320
United Kingdom	300	1,880	–	2,180

Total Foreign Common Stock	1,732	18,333	–	20,065

Total Investments in Securities	$29,593	$18,333	$–	$47,926

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-006-1600